                                AIM EQUITY FUNDS

                          AIM Aggressive Growth Fund -
                               Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                       Prospectus dated February 27, 2004
               as supplemented February 27, 2004, April 19, 2004,
            April 30, 2004, May 18, 2004, July 16, 2004, September 8,
                            2004 and October 12, 2004

                         AIM Capital Development Fund -
                               Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                       Prospectus dated November 30, 2004
                        as supplemented November 30, 2004

                      AIM Blue Chip Fund - Investor Class,
                               Class A, B, C and R
                     AIM Charter Fund - Class A, B, C and R
                  AIM Constellation Fund - Class A, B, C and R
                AIM Diversified Dividend Fund - Class A, B and C
                AIM Large Cap Basic Value Fund - Investor Class,
                               Class A, B, C and R
                   AIM Large Cap Growth Fund - Investor Class,
                               Class A, B, C and R
                    AIM Weingarten Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                      Prospectuses dated February 27, 2004
                as supplemented February 27, 2004, May 18, 2004,
                      July 16, 2004, September 8, 2004 and
                                October 12, 2004

                       AIM Dent Demographic Trends Fund -
                                Class A, B and C
                   Supplement A dated December 29, 2004 to the
                       Prospectus dated February 27, 2004
                as supplemented February 27, 2004, May 18, 2004,
                 July 1, 2004, July 16, 2004, September 8, 2004
                              and October 12, 2004

                   AIM Emerging Growth Fund - Class A, B and C
                   Supplement A dated December 29, 2004 to the
                       Prospectus dated February 27, 2004
                as supplemented February 27, 2004, May 18, 2004,
                 June 4, 2004, July 16, 2004, September 8, 2004
                              and October 12, 2004

                  AIM Mid Cap Growth Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                       Prospectus dated February 27, 2004
                as supplemented February 27, 2004, May 14, 2004,
                 May 18, 2004, July 16, 2004, September 8, 2004
                              and October 12, 2004

                AIM Aggressive Growth Fund - Institutional Class
                    AIM Blue Chip Fund - Institutional Class
               AIM Capital Development Fund - Institutional Class
                     AIM Charter Fund - Institutional Class
                  AIM Constellation Fund - Institutional Class
              AIM Large Cap Basic Value Fund - Institutional Class
                 AIM Large Cap Growth Fund - Institutional Class
                  AIM Mid Cap Growth Fund - Institutional Class
                    AIM Weingarten Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                  as supplemented April 30, 2004, May 14, 2004,
                 May 18, 2004, July 16, 2004, September 8, 2004,
                     October 12, 2004 and November 23, 2004

                       AIM COMBINATION STOCK & BOND FUNDS

                      AIM Core Stock Fund - Investor Class,
                               Class A, B, C and K
                     AIM Total Return Fund - Investor Class,
                               Class A, B, C and K
                   AIM Total Return Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                       Prospectuses dated December 3, 2004
                        as supplemented December 3, 2004

                           AIM COUNSELOR SERIES TRUST

                      AIM Advantage Health Sciences Fund -
                                Class A, B and C
                    AIM Multi-Sector Fund - Class A, B and C
                   AIM Multi-Sector Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                       Prospectuses dated December 3, 2004
                        as supplemented December 3, 2004

                             AIM FLOATING RATE FUND

                                  Class B and C
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                  as supplemented April 30, 2004, May 18, 2004,
                      July 16, 2004, September 8, 2004 and
                                October 12, 2004

                                 AIM FUNDS GROUP

                     AIM Balanced Fund - Class A, B, C and R
                  AIM Basic Balanced Fund - Class A, B, C and R
                    AIM Global Value Fund - Class A, B and C
                    AIM Select Equity Fund - Class A, B and C
                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated April 30, 2004
                  as supplemented April 30, 2004, May 18, 2004,
                      July 16, 2004, September 8, 2004 and
                                October 12, 2004

               AIM European Small Company Fund - Class A, B and C
                    AIM International Emerging Growth Fund -
                                Class A, B and C
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
           as supplemented April 30, 2004, May 18, 2004, July 16, 2004
                     September 8, 2004, October 12, 2004 and
                                December 22, 2004

               AIM Mid Cap Basic Value Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                  as supplemented April 30, 2004, May 3, 2004,
                 May 18, 2004, July 16, 2004, September 8, 2004
                              and October 12, 2004

                  AIM Premier Equity Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                  as supplemented April 30, 2004, May 14, 2004,
                 May 18, 2004, July 16, 2004, September 8, 2004
                              and October 12, 2004

                 AIM Small Cap Equity Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                  as supplemented April 30, 2004, May 18, 2004,
                        July 16, 2004, September 1, 2004,
                     September 8, 2004, October 12, 2004 and
                                December 13, 2004

                     AIM Balanced Fund - Institutional Class
                  AIM Basic Balanced Fund - Institutional Class
               AIM Mid Cap Basic Value Fund - Institutional Class
                  AIM Premier Equity Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                  as supplemented April 30, 2004, May 3, 2004,
                   May 14, 2004, May 18, 2004, July 16, 2004,
                       September 8, 2004, October 12, 2004
                              and November 23, 2004

                                AIM GROWTH SERIES

              AIM Aggressive Allocation Fund - Class A, B, C and R
                   AIM Basic Value Fund - Class A, B, C and R
             AIM Conservative Allocation Fund - Class A, B, C and R
               AIM Moderate Allocation Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated April 30, 2004
                  as supplemented April 30, 2004, May 18, 2004,
                       July 16, 2004 and September 8, 2004

                    AIM Global Equity Fund - Class A, B and C
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                          as revised September 17, 2004
                       as supplemented September 17, 2004,
               September 23, 2004 (A), September 23, 2004 (B) and
                                October 12, 2004

               AIM Mid Cap Core Equity Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                  as supplemented April 30, 2004, May 18, 2004
               July 16, 2004, September 8, 2004, October 12, 2004
                              and December 20, 2004

                 AIM Small Cap Growth Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                  as supplemented April 30, 2004, May 18, 2004
                      July 16, 2004, September 8, 2004 (A),
                  September 8, 2004 (B), October 12, 2004, and
                                December 20, 2004

              AIM Aggressive Allocation Fund - Institutional Class
                   AIM Basic Value Fund - Institutional Class
             AIM Conservative Allocation Fund - Institutional Class
                  AIM Global Equity Fund - Institutional Class
               AIM Mid Cap Core Equity Fund - Institutional Class
               AIM Moderate Allocation Fund - Institutional Class
                 AIM Small Cap Growth Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated April 30, 2004
                          as revised September 17, 2004
                       as supplemented September 17, 2004,
                 September 23, 2004 (A), September 23, 2004 (B),
                     October 12, 2004, November 23, 2004 and
                                December 20, 2004

                         AIM INTERNATIONAL MUTUAL FUNDS

                 AIM Asia Pacific Growth Fund - Class A, B and C
                   AIM European Growth Fund - Investor Class,
                               Class A, B, C and R
              AIM Global Aggressive Growth Fund - Class A, B and C
                    AIM Global Growth Fund - Class A, B and C
               AIM International Growth Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                      Prospectuses dated February 27, 2004
                as supplemented February 27, 2004, May 18, 2004,
              July 16, 2004, September 8, 2004 and October 12, 2004

               AIM International Growth Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                       Prospectus dated February 27, 2004
                as supplemented February 27, 2004, May 18, 2004,
               July 16, 2004, September 8, 2004, October 12, 2004
                              and November 23, 2004

    AIM International Core Equity Fund - Class A, B, C, R and Investor Class
            AIM International Core Equity Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated April 30, 2004
                  as supplemented April 30, 2004, May 18, 2004,
                        July 16, 2004, September 8, 2004
                     September 30, 2004 and October 12, 2004

                              AIM INVESTMENT FUNDS

                 AIM Developing Markets Fund - Class A, B and C
                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated March 1, 2004
                  as supplemented March 1, 2004, May 18, 2004,
              July 16, 2004, September 8, 2004 and October 12, 2004

                 AIM Global Health Care Fund - Class A, B and C
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated March 1, 2004
                  as supplemented March 1, 2004, May 18, 2004,
                 July 14, 2004, July 16, 2004, September 8, 2004
                              and October 12, 2004

                        AIM Libra Fund - Class A, B and C
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated March 1, 2004
                   as supplemented March 1, 2004, May 18, 2004
               July 16, 2004, September 8, 2004, October 12, 2004
                              and December 17, 2004

                 AIM Trimark Endeavor Fund - Class A, B, C and R
                       AIM Trimark Small Companies Fund -
                               Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated March 1, 2004
                            as revised April 30, 2004
                  as supplemented April 30, 2004, May 18, 2004,
                      July 16, 2004, September 8, 2004 and
                                October 12, 2004

                     AIM Trimark Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated March 1, 2004
                           as revised December 1, 2004
                    as supplemented December 1, 2004 (A) and
                              December 1, 2004 (B)

                 AIM Trimark Endeavor Fund - Institutional Class
                     AIM Trimark Fund - Institutional Class
             AIM Trimark Small Companies Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated March 1, 2004
                           as revised December 1, 2004
                        as supplemented December 1, 2004

                         AIM INVESTMENT SECURITIES FUNDS

             AIM High Yield Fund - Investor Class, Class A, B and C
              AIM Income Fund - Investor Class, Class A, B, C and R
               AIM Intermediate Government Fund - Investor Class,
                               Class A, B, C and R
               AIM Limited Maturity Treasury Fund - Class A and A3
                AIM Money Market Fund - AIM Cash Reserve Shares,
                     Class B, C, R and Investor Class Shares
                    AIM Municipal Bond Fund - Investor Class,
                                Class A, B and C
                   AIM Short Term Bond Fund - Class A, C and R
                AIM Total Return Bond Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                      Prospectuses dated November 23, 2004
                        as supplemented November 23, 2004

                     AIM Real Estate Fund - Investor Class,
                               Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                       Prospectus dated November 23, 2004
                      as supplemented November 23, 2004 and
                                December 20, 2004

                    AIM High Yield Fund - Institutional Class
            AIM Limited Maturity Treasury Fund - Institutional Class
                   AIM Money Market Fund - Institutional Class
                   AIM Real Estate Fund - Institutional Class
                 AIM Short Term Bond Fund - Institutional Class
                AIM Total Return Bond Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                       Prospectus dated November 23, 2004
                     as supplemented November 23, 2004 (A),
                   November 23, 2004 (B) and December 20, 2004

                                AIM SECTOR FUNDS

              AIM Energy Fund - Investor Class, Class A, B, C and K
                  AIM Financial Services Fund - Investor Class,
                               Class A, B, C and K
                AIM Gold & Precious Metals Fund - Investor Class,
                                Class A, B and C
                   AIM Health Sciences Fund - Investor Class,
                               Class A, B, C and K
             AIM Leisure Fund - Investor Class, Class A, B, C and K
                      AIM Technology Fund - Investor Class,
                               Class A, B, C and K
              AIM Utilities Fund - Investor Class, Class A, B and C
                    AIM Technology Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated July 30, 2004
                as supplemented July 30, 2004, September 8, 2004,
                     September 30, 2004 and October 12, 2004

                         AIM SPECIAL OPPORTUNITIES FUNDS

                   AIM Opportunities I Fund - Class A, B and C
                  AIM Opportunities II Fund - Class A, B and C
                  AIM Opportunities III Fund - Class A, B and C
                   Supplement A dated December 29, 2004 to the
                      Prospectuses dated February 27, 2004
                          as revised November 30, 2004
                        as supplemented November 30, 2004

                                 AIM STOCK FUNDS

                       AIM Dynamics Fund - Investor Class,
                               Class A, B, C and K
                 AIM Small Company Growth Fund - Investor Class,
                               Class A, B, C and K
                     AIM S&P 500 Index Fund - Investor Class
                    AIM Mid Cap Stock Fund - Investor Class,
                               Class A, B, C and K
                     AIM Dynamics Fund - Institutional Class
                  AIM S&P 500 Index Fund - Institutional Class
                  AIM Mid Cap Stock Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                      Prospectuses dated November 19, 2004
                        as supplemented November 19, 2004

                                 AIM SUMMIT FUND

                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated March 2, 2004
                  as supplemented March 2, 2004, May 18, 2004,
                July 16, 2004, August 10, 2004, September 8, 2004
                              and October 12, 2004

                              AIM TAX-EXEMPT FUNDS

                AIM High Income Municipal Fund - Class A, B and C
               AIM Tax-Exempt Cash Fund - Investor Class, Class A
                 AIM Tax-Free Intermediate Fund - Class A and A3
                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated July 30, 2004
                as supplemented July 30, 2004, September 8, 2004
                              and October 12, 2004

              AIM Tax Free Intermediate Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated July 30, 2004
                as supplemented July 30, 2004, September 8, 2004,
                     October 12, 2004 and November 23, 2004

                          AIM TREASURER'S SERIES TRUST

            Premier U.S. Government Money Portfolio - Investor Class
                   Supplement A dated December 29, 2004 to the
                       Prospectuses dated December 2, 2004
                        as supplemented December 2, 2004

The information below is in addition to the information contained in the supplement dated October 12, 2004, November 19, 2004, November 23, 2004, November 30, 2004, December 1, 2004, December 2, 2004 and December 3, 2004, as applicable.

      The AIM Funds' Boards of Trustees have approved a proposal by A I M Advisors, Inc. ("AIM") to waive the advisory fees payable to AIM by certain AIM equity and balanced funds listed below. These fee waivers are effective January 1, 2005 through December 31, 2009 and reduce the advisory fees payable by these funds to the annual rates set forth below (based on average daily net assets).

      These advisory fee waivers were proposed by AIM to comply with the terms of the recent settlement with the New York Attorney General ("NYAG") to resolve a civil enforcement action and investigation related to market timing activity and related issues in the AIM Funds. The advisory fee waivers discussed below implement AIM's agreement with the NYAG to reduce its advisory fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain advisory fees during this period.

                                               ADVISORY FEE RATES BEFORE JANUARY 1,               ADVISORY FEE RATES AFTER
                 FUND                                     2005 REDUCTION                          JANUARY 1, 2005 REDUCTION
-----------------------------------------------------------------------------------------------------------------------------
AIM Basic Balanced Fund                                       0.65% of the first $1B                 0.62% of the first $250M
                                                               0.60% of the next $4B                 0.605% of the next $250M
                                                        0.55% of the excess over $5B                  0.59% of the next $500M
                                                                                                     0.575% of the next $1.5B
                                                                                                      0.56% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                      0.53% of the next $2.5B
                                                                                               0.515% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Basic Value Fund                                       0.725% of the first $500M                0.695% of the first $250M
                                                             0.70% of the next $500M                  0.67% of the next $250M
                                                            0.675% of the next $500M                 0.645% of the next $500M
                                                             0.65% of the next $3.5B                  0.62% of the next $1.5B
                                                             0.625% of the next $5B*                 0.595% of the next $2.5B
                                                      0.60% of the excess over $10B*                  0.57% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Blue Chip Fund                                          0.75% of the first $350M                0.695% of the first $250M
                                                           0.625% of the next $4.65B                  0.67% of the next $250M
                                                              0.60% of the next $5B*                 0.645% of the next $500M
                                                     0.575% of the excess over $10B*                  0.62% of the next $1.5B
                                                                                                     0.595% of the next $2.5B
                                                                                                      0.57% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Charter Fund                                             1.00% of the first $30M                 0.75% of the first $150M
                                                             0.75% of the next $120M                0.615% of the next $4.85B
                                                           0.625% of the next $4.85B                  0.57% of the next $2.5B
                                                              0.60% of the next $5B*                 0.545% of the next $2.5B
                                                     0.575% of the excess over $10B*            0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Constellation Fund                                       1.00% of the first $30M                 0.75% of the first $150M
                                                             0.75% of the next $120M                0.615% of the next $4.85B
                                                           0.625% of the next $4.85B                  0.57% of the next $2.5B
                                                              0.60% of the next $5B*                 0.545% of the next $2.5B
                                                     0.575% of the excess over $10B*            0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------

                                               ADVISORY FEE RATES BEFORE JANUARY 1,               ADVISORY FEE RATES AFTER
                 FUND                                     2005 REDUCTION                          JANUARY 1, 2005 REDUCTION
-----------------------------------------------------------------------------------------------------------------------------
AIM Dent Demographic Trends Fund                              0.77% of the first $2B                0.695% of the first $250M
                                                               0.72% of the next $3B                  0.67% of the next $250M
                                                             0.695% of the next $5B*                 0.645% of the next $500M
                                                      0.67% of the excess over $10B*                  0.62% of the next $1.5B
                                                                                                     0.595% of the next $2.5B
                                                                                                      0.57% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Emerging Growth Fund                                      0.85% of the first $1B                0.745% of the first $250M
                                                               0.80% of the next $4B                  0.73% of the next $250M
                                                             0.775% of the next $5B*                 0.715% of the next $500M
                                                      0.75% of the excess over $10B*                  0.70% of the next $1.5B
                                                                                                     0.685% of the next $2.5B
                                                                                                      0.67% of the next $2.5B
                                                                                                     0.655% of the next $2.5B
                                                                                                0.64% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM European Growth Fund                                    0.95% of the first $500M                0.935% of the first $250M
                                                             0.90% of the next $4.5B                  0.91% of the next $250M
                                                             0.875% of the next $5B*                 0.885% of the next $500M
                                                      0.85% of the excess over $10B*                  0.86% of the next $1.5B
                                                                                                     0.835% of the next $2.5B
                                                                                                      0.81% of the next $2.5B
                                                                                                     0.785% of the next $2.5B
                                                                                                0.76% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Global Aggressive Growth Fund                             0.90% of the first $1B                 0.80% of the first $250M
                                                               0.85% of the next $4B                  0.78% of the next $250M
                                                             0.825% of the next $5B*                  0.76% of the next $500M
                                                      0.80% of the excess over $10B*                  0.74% of the next $1.5B
                                                                                                      0.72% of the next $2.5B
                                                                                                      0.70% of the next $2.5B
                                                                                                      0.68% of the next $2.5B
                                                                                                0.66% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Global Equity Fund                                     0.975% of the first $500M                 0.80% of the first $250M
                                                             0.95% of the next $500M                  0.78% of the next $250M
                                                            0.925% of the next $500M                  0.76% of the next $500M
                                                             0.90% of the next $3.5B                  0.74% of the next $1.5B
                                                             0.875% of the next $5B*                  0.72% of the next $2.5B
                                                      0.85% of the excess over $10B*                  0.70% of the next $2.5B
                                                                                                      0.68% of the next $2.5B
                                                                                                0.66% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Global Growth Fund                                        0.85% of the first $1B                 0.80% of the first $250M
                                                               0.80% of the next $4B                  0.78% of the next $250M
                                                             0.775% of the next $5B*                  0.76% of the next $500M
                                                      0.75% of the excess over $10B*                 0.74% of the next $1.5 B
                                                                                                      0.72% of the next $2.5B
                                                                                                      0.70% of the next $2.5B
                                                                                                      0.68% of the next $2.5B
                                                                                                0.66% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------

                                               ADVISORY FEE RATES BEFORE JANUARY 1,               ADVISORY FEE RATES AFTER
                 FUND                                     2005 REDUCTION                          JANUARY 1, 2005 REDUCTION
-----------------------------------------------------------------------------------------------------------------------------
AIM Global Health Care Fund                                0.975% of the first $500M                 0.75% of the first $250M
                                                             0.95% of the next $500M                  0.74% of the next $250M
                                                            0.925% of the next $500M                  0.73% of the next $500M
                                                             0.90% of the next $3.5B                  0.72% of the next $1.5B
                                                             0.875% of the next $5B*                  0.71% of the next $2.5B
                                                      0.85% of the excess over $10B*                  0.70% of the next $2.5B
                                                                                                      0.69% of the next $2.5B
                                                                                                0.68% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM International Emerging Growth Fund             0.95% of average daily net assets                0.935% of the first $250M
                                                                                                      0.91% of the next $250M
                                                                                                     0.885% of the next $500M
                                                                                                      0.86% of the next $1.5B
                                                                                                     0.835% of the next $2.5B
                                                                                                      0.81% of the next $2.5B
                                                                                                     0.785% of the next $2.5B
                                                                                                0.76% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                               0.95% of the first $500M                0.935% of the first $250M
                                                            0.90% of the next $500M*                  0.91% of the next $250M
                                                       0.85% of the excess over $1B*                 0.885% of the next $500M
                                                                                                      0.86% of the next $1.5B
                                                                                                     0.835% of the next $2.5B
                                                                                                      0.81% of the next $2.5B
                                                                                                     0.785% of the next $2.5B
                                                                                                0.76% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund                                     0.75% of the first $1B                0.695% of the first $250M
                                                               0.70% of the next $1B                  0.67% of the next $250M
                                                              0.625% of the next $3B                 0.645% of the next $500M
                                                              0.60% of the next $5B*                  0.62% of the next $1.5B
                                                     0.575% of the excess over $10B*                 0.595% of the next $2.5B
                                                                                                      0.57% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund                                  0.80% of the first $1B                0.745% of the first $250M
                                                               0.75% of the next $4B                  0.73% of the next $250M
                                                        0.70% of the excess over $5B                 0.715% of the next $500M
                                                                                                      0.70% of the next $1.5B
                                                                                                     0.685% of the next $2.5B
                                                                                                      0.67% of the next $2.5B
                                                                                                     0.655% of the next $2.5B
                                                                                                0.64% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Growth Fund                                       0.80% of the first $1B                0.745% of the first $250M
                                                               0.75% of the next $4B                  0.73% of the next $250M
                                                             0.725% of the next $5B*                 0.715% of the next $500M
                                                      0.70% of the excess over $10B*                  0.70% of the next $1.5B
                                                                                                     0.685% of the next $2.5B
                                                                                                      0.67% of the next $2.5B
                                                                                                     0.655% of the next $2.5B
                                                                                                0.64% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------

                                               ADVISORY FEE RATES BEFORE JANUARY 1,               ADVISORY FEE RATES AFTER
                 FUND                                     2005 REDUCTION                          JANUARY 1, 2005 REDUCTION
-----------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                              0.75% of average daily net assets                0.695% of the first $250M
                                                                                                      0.67% of the next $250M
                                                                                                     0.645% of the next $500M
                                                                                                      0.62% of the next $1.5B
                                                                                                     0.595% of the next $2.5B
                                                                                                      0.57% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Premier Equity Fund                                     0.80% of the first $150M                 0.75% of the first $150M
                                                           0.625% of the next $4.85B                0.615% of the next $4.85B
                                                              0.60% of the next $5B*                  0.57% of the next $2.5B
                                                     0.575% of the excess over $10B*                 0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund                                          0.90% of the first $5B                 0.75% of the first $250M
                                                             0.875% of the next $5B*                  0.74% of the next $250M
                                                      0.85% of the excess over $10B*                  0.73% of the next $500M
                                                                                                      0.72% of the next $1.5B
                                                                                                      0.71% of the next $2.5B
                                                                                                      0.70% of the next $2.5B
                                                                                                      0.69% of the next $2.5B
                                                                                                0.68% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Equity Fund                          0.85% of average daily net assets                0.745% of the first $250M
                                                                                                      0.73% of the next $250M
                                                                                                     0.715% of the next $500M
                                                                                                     0.70% of the next $1.5 B
                                                                                                     0.685% of the next $2.5B
                                                                                                      0.67% of the next $2.5B
                                                                                                     0.655% of the next $2.5B
                                                                                                0.64% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                                          1.00% of the first $30M                0.695% of the first $250M
                                                             0.75% of the next $320M                  0.67% of the next $250M
                                                           0.625% of the next $4.65B                 0.645% of the next $500M
                                                              0.60% of the next $5B*                  0.62% of the next $1.5B
                                                     0.575% of the excess over $10B*                 0.595% of the next $2.5B
                                                                                                      0.57% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------

      * After fee waiver put in place before January 1, 2005.

                   AIM CORE STRATEGIES FUND - CLASS A, B AND C
                 AIM SELECT BASIC VALUE FUND - CLASS A, B AND C
                     AIM U.S. GROWTH FUND - CLASS A, B AND C

                      Supplement A dated December 29, 2004
                    to the Prospectus dated February 27, 2004
                as supplemented February 27, 2004, May 18, 2004,
                       July 16, 2004 and September 8, 2004

The information below is in addition to the information contained in the supplement dated October 12, 2004, November 19, 2004, November 23, 2004, November 30, 2004, December 1, 2004, December 2, 2004 and December 3, 2004, as applicable.

      The AIM Funds' Boards of Trustees have approved a proposal by A I M Advisors, Inc. ("AIM") to waive the advisory fees payable to AIM by certain AIM equity and balanced funds listed below. These fee waivers are effective January 1, 2005 through December 31, 2009 and reduce the advisory fees payable by these funds to the annual rates set forth below (based on average daily net assets).

      These advisory fee waivers were proposed by AIM to comply with the terms of the recent settlement with the New York Attorney General ("NYAG") to resolve a civil enforcement action and investigation related to market timing activity and related issues in the AIM Funds. The advisory fee waivers discussed below implement AIM's agreement with the NYAG to reduce its advisory fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain advisory fees during this period.

                                               ADVISORY FEE RATES BEFORE JANUARY 1,               ADVISORY FEE RATES AFTER
                 FUND                                     2005 REDUCTION                          JANUARY 1, 2005 REDUCTION
-----------------------------------------------------------------------------------------------------------------------------
AIM Basic Balanced Fund                                       0.65% of the first $1B                 0.62% of the first $250M
                                                               0.60% of the next $4B                 0.605% of the next $250M
                                                        0.55% of the excess over $5B                  0.59% of the next $500M
                                                                                                     0.575% of the next $1.5B
                                                                                                      0.56% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                      0.53% of the next $2.5B
                                                                                               0.515% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Basic Value Fund                                       0.725% of the first $500M                0.695% of the first $250M
                                                             0.70% of the next $500M                  0.67% of the next $250M
                                                            0.675% of the next $500M                 0.645% of the next $500M
                                                             0.65% of the next $3.5B                  0.62% of the next $1.5B
                                                             0.625% of the next $5B*                 0.595% of the next $2.5B
                                                      0.60% of the excess over $10B*                  0.57% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Blue Chip Fund                                          0.75% of the first $350M                0.695% of the first $250M
                                                           0.625% of the next $4.65B                  0.67% of the next $250M
                                                              0.60% of the next $5B*                 0.645% of the next $500M
                                                     0.575% of the excess over $10B*                  0.62% of the next $1.5B
                                                                                                     0.595% of the next $2.5B
                                                                                                      0.57% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------

                                               ADVISORY FEE RATES BEFORE JANUARY 1,               ADVISORY FEE RATES AFTER
                 FUND                                     2005 REDUCTION                          JANUARY 1, 2005 REDUCTION
-----------------------------------------------------------------------------------------------------------------------------
AIM Charter Fund                                             1.00% of the first $30M                 0.75% of the first $150M
                                                             0.75% of the next $120M                0.615% of the next $4.85B
                                                           0.625% of the next $4.85B                  0.57% of the next $2.5B
                                                              0.60% of the next $5B*                 0.545% of the next $2.5B
                                                     0.575% of the excess over $10B*            0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Constellation Fund                                       1.00% of the first $30M                 0.75% of the first $150M
                                                             0.75% of the next $120M                0.615% of the next $4.85B
                                                           0.625% of the next $4.85B                  0.57% of the next $2.5B
                                                              0.60% of the next $5B*                 0.545% of the next $2.5B
                                                     0.575% of the excess over $10B*            0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Dent Demographic Trends Fund                              0.77% of the first $2B                0.695% of the first $250M
                                                               0.72% of the next $3B                  0.67% of the next $250M
                                                             0.695% of the next $5B*                 0.645% of the next $500M
                                                      0.67% of the excess over $10B*                  0.62% of the next $1.5B
                                                                                                     0.595% of the next $2.5B
                                                                                                      0.57% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Emerging Growth Fund                                      0.85% of the first $1B                0.745% of the first $250M
                                                               0.80% of the next $4B                  0.73% of the next $250M
                                                             0.775% of the next $5B*                 0.715% of the next $500M
                                                      0.75% of the excess over $10B*                  0.70% of the next $1.5B
                                                                                                     0.685% of the next $2.5B
                                                                                                      0.67% of the next $2.5B
                                                                                                     0.655% of the next $2.5B
                                                                                                0.64% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM European Growth Fund                                    0.95% of the first $500M                0.935% of the first $250M
                                                             0.90% of the next $4.5B                  0.91% of the next $250M
                                                             0.875% of the next $5B*                 0.885% of the next $500M
                                                      0.85% of the excess over $10B*                  0.86% of the next $1.5B
                                                                                                     0.835% of the next $2.5B
                                                                                                      0.81% of the next $2.5B
                                                                                                     0.785% of the next $2.5B
                                                                                                0.76% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Global Aggressive Growth Fund                             0.90% of the first $1B                 0.80% of the first $250M
                                                               0.85% of the next $4B                  0.78% of the next $250M
                                                             0.825% of the next $5B*                  0.76% of the next $500M
                                                      0.80% of the excess over $10B*                  0.74% of the next $1.5B
                                                                                                      0.72% of the next $2.5B
                                                                                                      0.70% of the next $2.5B
                                                                                                      0.68% of the next $2.5B
                                                                                                0.66% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Global Equity Fund                                     0.975% of the first $500M                 0.80% of the first $250M
                                                             0.95% of the next $500M                  0.78% of the next $250M
                                                            0.925% of the next $500M                  0.76% of the next $500M
                                                             0.90% of the next $3.5B                  0.74% of the next $1.5B
                                                             0.875% of the next $5B*                  0.72% of the next $2.5B
                                                      0.85% of the excess over $10B*                  0.70% of the next $2.5B
                                                                                                      0.68% of the next $2.5B
                                                                                                0.66% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------

                                               ADVISORY FEE RATES BEFORE JANUARY 1,               ADVISORY FEE RATES AFTER
                 FUND                                     2005 REDUCTION                          JANUARY 1, 2005 REDUCTION
-----------------------------------------------------------------------------------------------------------------------------
AIM Global Growth Fund                                        0.85% of the first $1B                 0.80% of the first $250M
                                                               0.80% of the next $4B                  0.78% of the next $250M
                                                             0.775% of the next $5B*                  0.76% of the next $500M
                                                      0.75% of the excess over $10B*                 0.74% of the next $1.5 B
                                                                                                      0.72% of the next $2.5B
                                                                                                      0.70% of the next $2.5B
                                                                                                      0.68% of the next $2.5B
                                                                                                0.66% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Global Health Care Fund                                0.975% of the first $500M                 0.75% of the first $250M
                                                             0.95% of the next $500M                  0.74% of the next $250M
                                                            0.925% of the next $500M                  0.73% of the next $500M
                                                             0.90% of the next $3.5B                  0.72% of the next $1.5B
                                                             0.875% of the next $5B*                  0.71% of the next $2.5B
                                                      0.85% of the excess over $10B*                  0.70% of the next $2.5B
                                                                                                      0.69% of the next $2.5B
                                                                                                0.68% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM International Emerging Growth Fund             0.95% of average daily net assets                0.935% of the first $250M
                                                                                                      0.91% of the next $250M
                                                                                                     0.885% of the next $500M
                                                                                                      0.86% of the next $1.5B
                                                                                                     0.835% of the next $2.5B
                                                                                                      0.81% of the next $2.5B
                                                                                                     0.785% of the next $2.5B
                                                                                                0.76% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                               0.95% of the first $500M                0.935% of the first $250M
                                                            0.90% of the next $500M*                  0.91% of the next $250M
                                                       0.85% of the excess over $1B*                 0.885% of the next $500M
                                                                                                      0.86% of the next $1.5B
                                                                                                     0.835% of the next $2.5B
                                                                                                      0.81% of the next $2.5B
                                                                                                     0.785% of the next $2.5B
                                                                                                0.76% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund                                     0.75% of the first $1B                0.695% of the first $250M
                                                               0.70% of the next $1B                  0.67% of the next $250M
                                                              0.625% of the next $3B                 0.645% of the next $500M
                                                              0.60% of the next $5B*                  0.62% of the next $1.5B
                                                     0.575% of the excess over $10B*                 0.595% of the next $2.5B
                                                                                                      0.57% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund                                  0.80% of the first $1B                0.745% of the first $250M
                                                               0.75% of the next $4B                  0.73% of the next $250M
                                                        0.70% of the excess over $5B                 0.715% of the next $500M
                                                                                                      0.70% of the next $1.5B
                                                                                                     0.685% of the next $2.5B
                                                                                                      0.67% of the next $2.5B
                                                                                                     0.655% of the next $2.5B
                                                                                                0.64% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Growth Fund                                       0.80% of the first $1B                0.745% of the first $250M
                                                               0.75% of the next $4B                  0.73% of the next $250M
                                                             0.725% of the next $5B*                 0.715% of the next $500M
                                                      0.70% of the excess over $10B*                  0.70% of the next $1.5B
                                                                                                     0.685% of the next $2.5B
                                                                                                      0.67% of the next $2.5B
                                                                                                     0.655% of the next $2.5B
                                                                                                0.64% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------

                                               ADVISORY FEE RATES BEFORE JANUARY 1,               ADVISORY FEE RATES AFTER
                 FUND                                     2005 REDUCTION                          JANUARY 1, 2005 REDUCTION
-----------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                              0.75% of average daily net assets                0.695% of the first $250M
                                                                                                      0.67% of the next $250M
                                                                                                     0.645% of the next $500M
                                                                                                      0.62% of the next $1.5B
                                                                                                     0.595% of the next $2.5B
                                                                                                      0.57% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Premier Equity Fund                                     0.80% of the first $150M                 0.75% of the first $150M
                                                           0.625% of the next $4.85B                0.615% of the next $4.85B
                                                              0.60% of the next $5B*                  0.57% of the next $2.5B
                                                     0.575% of the excess over $10B*                 0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund                                          0.90% of the first $5B                 0.75% of the first $250M
                                                             0.875% of the next $5B*                  0.74% of the next $250M
                                                      0.85% of the excess over $10B*                  0.73% of the next $500M
                                                                                                      0.72% of the next $1.5B
                                                                                                      0.71% of the next $2.5B
                                                                                                      0.70% of the next $2.5B
                                                                                                      0.69% of the next $2.5B
                                                                                                0.68% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Equity Fund                          0.85% of average daily net assets                0.745% of the first $250M
                                                                                                      0.73% of the next $250M
                                                                                                     0.715% of the next $500M
                                                                                                     0.70% of the next $1.5 B
                                                                                                     0.685% of the next $2.5B
                                                                                                      0.67% of the next $2.5B
                                                                                                     0.655% of the next $2.5B
                                                                                                0.64% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                                          1.00% of the first $30M                0.695% of the first $250M
                                                             0.75% of the next $320M                  0.67% of the next $250M
                                                           0.625% of the next $4.65B                 0.645% of the next $500M
                                                              0.60% of the next $5B*                  0.62% of the next $1.5B
                                                     0.575% of the excess over $10B*                 0.595% of the next $2.5B
                                                                                                      0.57% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------

      * After fee waiver put in place before January 1, 2005.

         AIM BLUE CHIP FUND - CLASS A, B, C, R AND INVESTOR CLASS SHARES

                      Supplement B dated December 29, 2004
                    to the Prospectus dated February 27, 2004
         as supplemented February 27, 2004, May 18, 2004, July 16, 2004,
                     September 8, 2004 and October 12, 2004

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

      "FEE TABLE

      This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      SHAREHOLDER FEES

(fees paid directly from                                                                              INVESTOR
your investment)                                CLASS A      CLASS B       CLASS C      CLASS R        CLASS
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                               5.50%           None          None         None            None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                            None(1),(2)     5.00%        1.00%         None(3)         None

      ANNUAL FUND OPERATING EXPENSES(4)

(expenses that are deducted                                                                           INVESTOR
from fund assets)                                 CLASS A    CLASS B       CLASS C      CLASS R        CLASS
--------------------------------------------------------------------------------------------------------------
Management Fees                                    0.64%      0.64%         0.64%        0.64%          0.64%
Distribution and/or Service (12b-1) Fees           0.35       1.00          1.00         0.50           0.25
Other Expenses(5)                                  0.48       0.48          0.48         0.48           0.48
Total Annual Fund Operating Expenses               1.47       2.12          2.12         1.62           1.37
Fee Waiver(6)                                      0.01       0.01          0.01         0.01           0.01
Net Annual Fund Operating Expenses                 1.46       2.11          2.11         1.61           1.36

      ----------
      (1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

      (2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

      (3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

      (4) There is no guarantee that actual expenses will be the same as those shown in the table.

      (5) Other Expenses for Investor Class shares are based on estimated average net assets for the current fiscal year.

      (6) Effective January 1, 2005 through December 31, 2009, the advisor contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)

            If a financial institution is managing your account you may also be charged a transaction or other fee by such financial information.

            As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

      EXPENSE EXAMPLE

      This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

            The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursement. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR      3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------
Class A          $     690   $     986   $   1,304   $   2,206
Class B                714         961       1,334       2,282
Class C                314         661       1,134       2,447
Class R                164         508         876       1,917
Investor Class         138         431         745       1,641

You would pay the following expenses if you did not redeem your shares:

                  1 YEAR      3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------
Class A          $     690   $     986   $   1,304   $   2,206
Class B                214         661       1,134       2,282
Class C                214         661       1,134       2,447
Class R                164         508         876       1,917
Investor Class         138         431         745       1,641"

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended October 31, 2003, the advisor received compensation of 0.64% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.75% to 0.625% of average daily net assets, based on net asset levels. The advisor contractually agreed to advisory fees waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

         ADVISOR FEE RATES BEFORE                               ADVISORY FEE RATES AFTER
          JANUARY 1, 2005 WAIVER                                 JANUARY 1, 2005 WAIVER
       0.75% of the first $350 million                       0.695% of the first $250 million
      0.625% of the next $4.65 billion                         0.67% of the next $250 million
         0.60% of the next $5 billion*                        0.645% of the next $500 million
0.575% of the excess over $10 billion*                         0.62% of the next $1.5 billion
                                                              0.595% of the next $2.5 billion
                                                               0.57% of the next $2.5 billion
                                                              0.545% of the next $2.5 billion
                                                         0.52% of the excess over $10 billion

      * After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion."

                  AIM CHARTER FUND - CLASS A, B, C AND R SHARES

                      Supplement B dated December 29, 2004
                    to the Prospectus dated February 27, 2004
         as supplemented February 27, 2004, May 18, 2004, July 16, 2004,
                     September 8, 2004 and October 12, 2004

This following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

      "FEE TABLE

      This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      SHAREHOLDER FEES

(fees paid directly from
your investment)                                       CLASS A        CLASS B      CLASS C       CLASS R
---------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                       5.50%             None         None         None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                    None(1),(2)      5.00%         1.00%        None(3)

      ANNUAL FUND OPERATING EXPENSES(4)

(expenses that are deducted
from fund assets)                                       CLASS A      CLASS B      CLASS C       CLASS R
-------------------------------------------------------------------------------------------------------
Management Fees                                          0.63%        0.63%        0.63%         0.63%
Distribution and/or Service (12b-1) Fees                 0.30         1.00         1.00          0.50
Other Expenses                                           0.37         0.37         0.37          0.37
Total Annual Fund Operating Expenses                     1.30         2.00         2.00          1.50
Fee Waiver(5)                                            0.01         0.01         0.01          0.01
Net Annual Fund Operating Expenses                       1.29         1.99         1.99          1.49

      ----------
      (1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

      (2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

      (3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

      (4) There is no guarantee that actual expenses will be the same as those shown in the table.

      (5) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)

      If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

            As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

      EXPENSE EXAMPLE

      This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

            The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR      3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------
Class A   $     674   $     936   $   1,219   $   2,027
Class B         702         924       1,273       2,142
Class C         302         624       1,073       2,323
Class R         152         471         813       1,786

      You would pay the following expenses if you did not redeem your shares:

           1 YEAR      3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------
Class A   $     674   $     936   $   1,219   $   2,027
Class B         202         624       1,073       2,142
Class C         202         624       1,073       2,323
Class R         152         471         813       1,786"

The following information replaces in its entirety the information appearing under the heading FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended October 31, 2003, the advisor received compensation of 0.63% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 1.00% to 0.625% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

      ADVISORY FEE RATES BEFORE                              ADVISORY FEE RATES AFTER
       JANUARY 1, 2005 WAIVER                                 JANUARY 1, 2005 WAIVER
        1.00% of the first $30 million                        0.75% of the first $150 million
        0.75% of the next $120 million                       0.615% of the next $4.85 billion
      0.625% of the next $4.85 billion                         0.57% of the next $2.5 billion
         0.60% of the next $5 billion*                        0.545% of the next $2.5 billion
0.575% of the excess over $10 billion*                   0.52% of the excess over $10 billion

      * After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion."

               AIM CONSTELLATION FUND - CLASS A, B, C AND R SHARES

                      Supplement B dated December 29, 2004
                    to the Prospectus dated February 27, 2004
         as supplemented February 27, 2004, May 18, 2004, July 16, 2004,
                     September 8, 2004 and October 12, 2004

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

      "FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      SHAREHOLDER FEES

(fees paid directly from
your investment)                                       CLASS A        CLASS B      CLASS C       CLASS R
--------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                       5.50%            None         None         None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price or
redemption proceeds,
whichever is less)                                    None(1),(2)      5.00%         1.00%       None(3)

      ANNUAL FUND OPERATING EXPENSES(4)

(expenses that are deducted
from fund assets)                                       CLASS A      CLASS B      CLASS C       CLASS R
-------------------------------------------------------------------------------------------------------
Management Fees                                          0.63%        0.63%        0.63%         0.63%
Distribution and/or Service (12b-1) Fees                 0.30         1.00         1.00          0.50
Other Expenses                                           0.37         0.37         0.37          0.37
Total Annual Fund Operating Expenses                     1.30         2.00         2.00          1.50
Fee Waiver(5)                                            0.03         0.03         0.03          0.03
Net Annual Fund Operating Expenses                       1.27         1.97         1.97          1.47

      ----------

      (1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

      (2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

      (3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

      (4) There is no guarantee that actual expenses will be the same as those shown in the table.

      (5) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)

      If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

            As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

      EXPENSE EXAMPLE

      This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

            The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR      3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------
Class A   $     672   $     931   $   1,209   $   2,018
Class B         700         918       1,262       2,133
Class C         300         618       1,062       2,314
Class R         150         465         803       1,776

      You would pay the following expenses if you did not redeem your shares:

           1 YEAR      3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------
Class A   $     672   $     931   $   1,209   $   2,018
Class B         200         618       1,062       2,133
Class C         200         618       1,062       2,314
Class R         150         465         803       1,776"

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended October 31, 2003, the advisor received compensation of 0.62% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 1.00% to 0.625% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

      ADVISORY FEE RATES BEFORE                                ADVISORY FEE RATES AFTER
       JANUARY 1, 2005 WAIVER                                   JANUARY 1, 2005 WAIVER
        1.00% of the first $30 million                         075% of the first $150 million
        0.75% of the next $120 million                       0.615% of the next $4.85 billion
      0.625% of the next $4.85 billion                         0.57% of the next $2.5 billion
         0.60% of the next $5 billion*                        0.545% of the next $2.5 billion
0.575% of the excess over $10 billion*                   0.52% of the excess over $10 billion

      * After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion."

           AIM DENT DEMOGRAPHIC TRENDS FUND - CLASS A, B AND C SHARES

                      Supplement B dated December 29, 2004
                    to the Prospectus dated February 27, 2004 as supplemented February 27, 2004, May 18, 2004, July 1, 2004, July 16, 2004,
                     September 8, 2004 and October 12, 2004

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

      "FEE TABLE

      This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      SHAREHOLDER FEES

(fees paid directly from
your investment)                                           CLASS A           CLASS B           CLASS C
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                          5.50%                None               None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                       None(1),(2)          5.00%              1.00%

      ANNUAL FUND OPERATING EXPENSES(3)

(expenses that are deducted
from fund assets)                                       CLASS A              CLASS B            CLASS C
-------------------------------------------------------------------------------------------------------
Management Fees(4)                                       0.77%                0.77%              0.77%
Distribution and/or Service (12b-1) Fees                 0.35                 1.00               1.00
Other Expenses                                           0.82                 0.82               0.82
Total Annual Fund Operating Expenses                     1.94                 2.59               2.59
Fee Waiver(5)                                            0.09                 0.09               0.09
Net Annual Fund Operating Expenses                       1.85                 2.50               2.50

      ----------
      (1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

      (2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan's assets occurs within 12 months from the date of the retirement plan's initial purchase.

      (3) There is no guarantee that actual expenses will be the same as those shown in the table.

      (4) Effective July 1, 2004, the Board of Trustees of AIM Equity Funds approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced from 0.85% to 0.77%. Management fees reflect this agreement.

      (5) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)

      If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

        As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

      EXPENSE EXAMPLE

      This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

            The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR      3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------
Class A   $     728   $   1,100   $   1,496   $   2,651
Class B         753       1,079       1,531       2,728
Class C         353         779       1,331       2,887

      You would pay the following expenses if you did not redeem your shares:

           1 YEAR      3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------
Class A   $     728   $   1,100   $   1,496   $   2,651
Class B         253         779       1,331       2,728
Class C         253         779       1,331       2,887"

The following information replaces in its entirety the information appearing under the heading FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended October 31, 2003, the advisor received compensation of 0.85% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.77% to 0.72% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

      ADVISORY FEE RATES BEFORE                              ADVISORY FEE RATES AFTER
       JANUARY 1, 2005 WAIVER                                 JANUARY 1, 2005 WAIVER
        0.77% of the first $2 billion                       0.695% of the first $250 million
         0.72% of the next $3 billion                         0.67% of the next $250 million
       0.695% of the next $5 billion*                        0.645% of the next $500 million
0.67% of the excess over $10 billion*                         0.62% of the next $1.5 billion
                                                             0.595% of the next $2.5 billion
                                                              0.57% of the next $2.5 billion
                                                             0.545% of the next $2.5 billion
                                                        0.52% of the excess over $10 billion

      * After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion."

               AIM EMERGING GROWTH FUND - CLASS A, B AND C SHARES

                      Supplement B dated December 29, 2004
                    to the Prospectus dated February 27, 2004 as supplemented February 27, 2004, May 18, 2004, June 4, 2004, July 16, 2004,
                     September 8, 2004 and October 12, 2004

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

      "FEE TABLE

      This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      SHAREHOLDER FEES

(fees paid directly from
your investment)                                           CLASS A            CLASS B           CLASS C
--------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                           5.50%                None               None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                        None(1),(2)          5.00%              1.00%

      ANNUAL FUND OPERATING EXPENSES(3)

(expenses that are deducted
from fund assets)                                       CLASS A              CLASS B            CLASS C
-------------------------------------------------------------------------------------------------------
Management Fees                                          0.85%                0.85%              0.85%
Distribution and/or Service (12b-1) Fees                 0.35                 1.00               1.00
Other Expenses                                           0.87                 0.87               0.87
Total Annual Fund Operating Expenses                     2.07                 2.72               2.72
Fee Waiver(4)                                            0.10                 0.10               0.10
Net Annual Fund Operating Expenses(5)                    1.97                 2.62               2.62

      ----------
      (1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

      (2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

      (3) There is no guarantee that actual expenses will be the same as those shown in the table.

      (4) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)

      (5) The investment advisor has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A to 2.00% (e.g., if AIM waives 0.03% of Class A expenses, AIM will also waive 0.03% of Class B and Class C expenses). Total Annual Fund Operating Expenses for Class A, Class B and Class C shares, restated for this agreement, are 2.00%, 2.65% and 2.65%, respectively. This agreement may be modified or discontinued at any time.

      If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

            As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

      EXPENSE EXAMPLE

            This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

            The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR      3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------
Class A   $     739   $   1,134   $   1,554   $   2,776
Class B         765       1,114       1,590       2,853
Class C         365         814       1,390       3,010

      You would pay the following expenses if you did not redeem your shares:

           1 YEAR      3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------
Class A   $     739   $   1,134   $   1,554   $   2,776
Class B         265         814       1,390       2,853
Class C         265         814       1,390       3,010"

The following information replaces in its entirety the information appearing under the heading FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended October 31, 2003, the advisor received compensation of 0.85% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.85% to 0.80% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

       ADVISORY FEE RATES BEFORE                              ADVISORY FEE RATES AFTER
        JANUARY 1, 2005 WAIVER                                 JANUARY 1, 2005 WAIVER
        0.85% of the first $1 billion                       0.745% of the first $250 million
         0.80% of the next $4 billion                         0.73% of the next $250 million
       0.775% of the next $5 billion*                        0.715% of the next $500 million
0.75% of the excess over $10 billion*                         0.70% of the next $1.5 billion
                                                             0.685% of the next $2.5 billion
                                                              0.67% of the next $2.5 billion
                                                             0.655% of the next $2.5 billion
                                                        0.64% of the excess over $10 billion

      * After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion."

     AIM LARGE CAP GROWTH FUND - CLASS A, B, C, R AND INVESTOR CLASS SHARES

                      Supplement B dated December 29, 2004
                    to the Prospectus dated February 27, 2004
         as supplemented February 27, 2004, May 18, 2004, July 16, 2004,
                     September 8, 2004 and October 12, 2004

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

      "FEE TABLE

      This table describes the fees and expenses that you may pay if you buy and hold share of the fund.

      SHAREHOLDER FEES

(fees paid directly                                                                                        INVESTOR
from your investment)                                 CLASS A     CLASS B      CLASS C       CLASS R         CLASS
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Purchases (as a
percentage of
offering price)                                     5.50%          None         None          None            None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
is less)                                            None(1),(2)    5.00%        1.00%         None(3)         None

      ANNUAL FUND OPERATING EXPENSES(4)

(expenses that are deducted                                                                           INVESTOR
from fund assets)                                 CLASS A    CLASS B      CLASS C      CLASS R         CLASS
--------------------------------------------------------------------------------------------------------------
Management Fees                                    0.75%      0.75%        0.75%        0.75%          0.75%
Distribution and/or
Service (12b-1) Fees                               0.35       1.00         1.00         0.50           0.25
Other Expenses(5)                                  0.72       0.72         0.72         0.72           0.72
Total Annual Fund
Operating Expenses                                 1.82       2.47         2.47         1.97           1.72
Fee Waiver(6)                                      0.06       0.06         0.06         0.06           0.06
Net Annual Fund
Operating Expenses                                 1.76       2.41         2.41         1.91           1.66

      ----------
      (1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

      (2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

      (3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

      (4) There is no guarantee that actual expenses will be the same as those shown in the table.

      (5) Other Expenses for Investor Class shares are based on estimated average net assets for the current fiscal year.

      (6) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)

      If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

            As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

      EXPENSE EXAMPLE

      This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

            The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR      3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------
Class A          $     719   $   1,074   $   1,452   $   2,544
Class B                744       1,051       1,485       2,620
Class C                344         751       1,285       2,780
Class R                194         600       1,032       2,269
Investor Class         169         523         902       2,002

      You would pay the following expenses if you did not redeem your shares:

                  1 YEAR      3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------
Class A          $     719   $   1,074   $   1,452   $   2,544
Class B                244         751       1,285       2,620
Class C                244         751       1,285       2,780
Class R                194         600       1,032       2,269
Investor Class         169         523         902       2,002"

The following information replaces in its entirety the information appearing under the heading FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended October 31, 2003, the advisor received compensation of 0.75% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.75% to 0.625% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

        ADVISORY FEE RATES BEFORE                              ADVISORY FEE RATES AFTER
         JANUARY 1, 2005 WAIVER                                 JANUARY 1, 2005 WAIVER
         0.75% of the first $1 billion                       0.695% of the first $250 million
          0.70% of the next $1 billion                         0.67% of the next $250 million
         0.625% of the next $3 billion                        0.645% of the next $500 million
         0.60% of the next $5 billion*                         0.62% of the next $1.5 billion
0.575% of the excess over $10 billion*                        0.595% of the next $2.5 billion
                                                               0.57% of the next $2.5 billion
                                                              0.545% of the next $2.5 billion
                                                         0.52% of the excess over $10 billion

      * After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion."

              AIM MID CAP GROWTH FUND - CLASS A, B, C AND R SHARES

                      Supplement B dated December 29, 2004
                    to the Prospectus dated February 27, 2004 as supplemented February 27, 2004, May 14, 2004, May 18, 2004, July 16, 2004,
                     September 8, 2004 and October 12, 2004

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

      "FEE TABLE

      This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      SHAREHOLDER FEES

(fees paid directly from
your investment)                                            CLASS A      CLASS B      CLASS C       CLASS R
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                           5.50%           None         None         None
Maximum Deferred
Sales Charge (Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)                              None(1),(2)     5.00%        1.00%        None(3)

      ANNUAL FUND OPERATING EXPENSES(4)

(expenses that are deducted
from fund assets)                                       CLASS A      CLASS B      CLASS C       CLASS R
-------------------------------------------------------------------------------------------------------
Management Fees                                          0.80%        0.80%        0.80%         0.80%
Distribution and/or
Service (12b-1) Fees                                     0.35         1.00         1.00          0.50
Other Expenses                                           0.75         0.75         0.75          0.75
Total Annual Fund
Operating Expenses                                       1.90         2.55         2.55          2.05
Fee Waiver(5)                                            0.05         0.05         0.05          0.05
Net Annual Fund
Operating Expenses                                       1.85         2.50         2.50          2.00

      ----------
      (1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

      (2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

      (3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

      (4) There is no guarantee that actual expenses will be the same as those shown in the table.

      (5) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)

      If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

          As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

      EXPENSE EXAMPLE

      This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

          The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR      3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------
Class A   $     728   $   1,100   $   1,496   $   2,628
Class B         753       1,079       1,531       2,705
Class C         353         779       1,331       2,864
Class R         203         627       1,078       2,357

      You would pay the following expenses if you did not redeem your shares:

           1 YEAR      3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------
Class A   $     728   $   1,100   $   1,496   $   2,628
Class B         253         779       1,331       2,705
Class C         253         779       1,331       2,864
Class R         203         627       1,078       2,357"

The following information replaces in its entirety the information appearing under the heading FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended October 31, 2003, the advisor received compensation of 0.80% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.80% to 0.75% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

      ADVISORY FEE RATES BEFORE                              ADVISORY FEE RATES AFTER
       JANUARY 1, 2005 WAIVER                                 JANUARY 1, 2005 WAIVER
        0.80% of the first $1 billion                       0.745% of the first $250 million
         0.75% of the next $4 billion                         0.73% of the next $250 million
       0.725% of the next $5 billion*                        0.715% of the next $500 million
0.70% of the excess over $10 billion*                         0.70% of the next $1.5 billion
                                                             0.685% of the next $2.5 billion
                                                              0.67% of the next $2.5 billion
                                                             0.655% of the next $2.5 billion
                                                        0.64% of the excess over $10 billion

      * After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion."

                AIM WEINGARTEN FUND - CLASS A, B, C AND R SHARES

                      Supplement B dated December 29, 2004
                    to the Prospectus dated February 27, 2004
         as supplemented February 27, 2004, May 18, 2004, July 16, 2004,
                     September 8, 2004 and October 12, 2004

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

      "FEE TABLE

      This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      SHAREHOLDER FEES

(fees paid directly from
your investment)                                            CLASS A      CLASS B      CLASS C        CLASS R
-------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                        5.50%           None         None         None
Maximum Deferred
Sales Charge (Load)
(as a percentage of original
purchase price or
redemption proceeds,
whichever is less)                                        None(1),(2)     5.00%        1.00%        None(3)

      ANNUAL FUND OPERATING EXPENSES(4)

(expenses that are deducted
from fund assets)                                       CLASS A      CLASS B      CLASS C       CLASS R
-------------------------------------------------------------------------------------------------------
Management Fees                                          0.64%        0.64%        0.64%         0.64%
Distribution and/or
Service (12b-1) Fees                                     0.30         1.00         1.00          0.50
Other Expenses                                           0.53         0.53         0.53          0.53
Total Annual Fund
Operating Expenses(5)                                    1.47         2.17         2.17          1.67

      ----------
      (1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

      (2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

      (3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

      (4) There is no guarantee that actual expenses will be the same as those shown in the table.

      (5) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. (See "Fund Management - Advisor Compensation" following.)

      If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

            As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

      EXPENSE EXAMPLE

      This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

            The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR      3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------
Class A   $     691   $     989   $   1,309   $   2,211
Class B         720         979       1,364       2,326
Class C         320         679       1,164       2,503
Class R         170         526         907       1,976

      You would pay the following expenses if you did not redeem your shares:

           1 YEAR      3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------
Class A   $     691   $     989   $   1,309   $   2,211
Class B         220         679       1,164       2,326
Class C         220         679       1,164       2,503
Class R         170         526         907       1,976"

The following information replaces in its entirety the information appearing under the heading FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended October 31, 2003, the advisor received compensation of 0.64% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 1.00% to 0.625% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

       ADVISORY FEE RATES BEFORE                              ADVISORY FEE RATES AFTER
        JANUARY 1, 2005 WAIVER                                 JANUARY 1, 2005 WAIVER
        1.00% of the first $30 million                       0.695% of the first $250 million
        0.75% of the next $320 million                         0.67% of the next $250 million
      0.625% of the next $4.65 billion                        0.645% of the next $500 million
         0.60% of the next $5 billion*                         0.62% of the next $1.5 billion
0.575% of the excess over $10 billion*                        0.595% of the next $2.5 billion
                                                               0.57% of the next $2.5 billion
                                                              0.545% of the next $2.5 billion
                                                         0.52% of the excess over $10 billion

      * After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion."

                          INSTITUTIONAL CLASS SHARES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND
                               AIM WEINGARTEN FUND

                      Supplement B dated December 29, 2004
                     to the Prospectus dated April 30, 2004
           as supplemented April 30, 2004, May 14, 2004, May 18, 2004,
              July 16, 2004, September 8, 2004 and October 12, 2004

This following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE":

      "FEE TABLE

      This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds.

      SHAREHOLDER FEES

                                                                                        LARGE
                                                                                         CAP      LARGE     MID
(fees paid directly      AGGRESSIVE    BLUE       CAPITAL                               BASIC      CAP      CAP
from your investment))     GROWTH      CHIP     DEVELOPMENT    CHARTER  CONSTELLATION   VALUE    GROWTH   GROWTH   WEINGARTEN
-----------------------------------------------------------------------------------------------------------------------------
Maximum Sales
Charge (Load)
Imposed on
Purchases (as
a percentage of
offering price)            None       None         None         None        None        None      None     None       None
Maximum Deferred
Sales Charge
(Load) (as a
percentage of
original purchase
price or redemption
proceeds, whichever
is less)                   None       None         None         None        None        None      None     None       None

      ANNUAL FUND OPERATING EXPENSES(1)

                                                                                        LARGE
(expenses that are                                                                       CAP      LARGE     MID
deducted from fund       AGGRESSIVE    BLUE       CAPITAL                               BASIC      CAP      CAP
assets)                    GROWTH      CHIP     DEVELOPMENT    CHARTER  CONSTELLATION   VALUE    GROWTH   GROWTH   WEINGARTEN
-----------------------------------------------------------------------------------------------------------------------------
Management Fees             0.64%     0.64%        0.67%        0.63%       0.63%      0.60%     0.75%    0.80%       0.64%
Distribution and/or
Service (12b-1) Fees        None      None         None         None        None       None      None     None        None
Other Expenses              0.07      0.13         0.58         0.16        0.13       0.24(4)   0.25(4)  0.29(4)     0.14
Total Annual Fund
Operating Expenses(2)       0.71      0.77         1.25         0.79        0.76       0.84      1.00     1.09        0.78
Fee Waivers(5)               N/A      0.01         0.38(3)      0.01        0.03        N/A      0.06     0.05         N/A
Net Expenses                0.71      0.76         0.87         0.78        0.73       0.84      0.94     1.04        0.78

      ----------
      (1) There is no guarantee that actual expenses will be the same as those shown in the table.

      (2) The investment advisor has voluntarily agreed to waive a portion of the management fee on assets in excess of $5 billion. Total Annual Fund Operating Expenses net of this agreement are 0.75% for Constellation. Termination of this agreement requires approval by the Board of Trustees.

      (3) The transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of average net assets of the Institutional Class. The expense limitation agreement is in effect through October 31, 2004.

      (4) Other expenses of Large Cap Basic Value, Large Cap Growth and Mid Cap Growth are based on estimated average net assets for current fiscal year.

      (5) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.

      If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

      EXPENSE EXAMPLE

      This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

            The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                         1 YEAR      3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------
Aggressive Growth       $      73   $     227   $     395   $     883
Blue Chip                      78         243         422         949
Capital Development            89         359         650       1,478
Charter                        80         249         433         973
Constellation                  75         233         406         927
Large Cap Basic Value          86         268         466       1,037
Large Cap Growth               96         300         520       1,194
Mid Cap Growth                106         331         574       1,304
Weingarten                     80         249         433         966"

The following information replaces in its entirety the information appearing under the heading FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended October 31, 2003, the advisor received compensation of 0.64%, 0.64%, 0.67%, 0.63%, 0.62%, 0.60%, 0.75%, 0.80% and
      0.64% of Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Large Cap Basic Value, Large Cap Growth, Mid Cap Growth and Weingarten of average daily net assets, respectively. The annual management fee payable to the advisor pursuant to the investment advisory agreement with respect to Blue Chip, Charter, Constellation, Large Cap Growth, Mid Cap Growth and Weingarten ranges from 0.75% to 0.625%, 1.00% to 0.625%, 1.00% to 0.625%, 0.75% to 0.625%, 0.80% to 0.75% and 1.00% to
      0.625% respectively of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

                                ADVISORY FEE RATES BEFORE                              ADVISORY FEE RATES AFTER
       FUND                       JANUARY 1, 2005 WAIVER                                 JANUARY 1, 2005 WAIVER
Blue Chip
                                  0.75% of the first $350 million                      0.695% of the first $250 million
                                 0.625% of the next $4.65 billion                        0.67% of the next $250 million
                                    0.60% of the next $5 billion*                       0.645% of the next $500 million
                           0.575% of the excess over $10 billion*                        0.62% of the next $1.5 billion
                                                                                        0.595% of the next $2.5 billion
                                                                                         0.57% of the next $2.5 billion
                                                                                        0.545% of the next $2.5 billion
                                                                                   0.52% of the excess over $10 billion

Charter
                                   1.00% of the first $30 million                       0.75% of the first $150 million
                                   0.75% of the next $120 million                      0.615% of the next $4.85 billion
                                 0.625% of the next $4.85 billion                        0.57% of the next $2.5 billion
                                    0.60% of the next $5 billion*                       0.545% of the next $2.5 billion
                           0.575% of the excess over $10 billion*                  0.52% of the excess over $10 billion

Constellation
                                   1.00% of the first $30 million                       0.75% of the first $150 million
                                   0.75% of the next $120 million                      0.615% of the next $4.85 billion
                                 0.625% of the next $4.85 billion                        0.57% of the next $2.5 billion
                                    0.60% of the next $5 billion*                       0.545% of the next $2.5 billion
                           0.575% of the excess over $10 billion*                  0.52% of the excess over $10 billion

Large Cap Growth
                                    0.75% of the first $1 billion                      0.695% of the first $250 million
                                     0.70% of the next $1 billion                        0.67% of the next $250 million
                                    0.625% of the next $3 billion                       0.645% of the next $500 million
                                    0.60% of the next $5 billion*                        0.62% of the next $1.5 billion
                           0.575% of the excess over $10 billion*                       0.595% of the next $2.5 billion
                                                                                         0.57% of the next $2.5 billion
                                                                                        0.545% of the next $2.5 billion
                                                                                   0.52% of the excess over $10 billion

Mid Cap Growth
                                    0.80% of the first $1 billion                      0.745% of the first $250 million
                                     0.75% of the next $4 billion                        0.73% of the next $250 million
                                   0.725% of the next $5 billion*                       0.715% of the next $500 million
                            0.70% of the excess over $10 billion*                        0.70% of the next $1.5 billion
                                                                                        0.685% of the next $2.5 billion
                                                                                         0.67% of the next $2.5 billion
                                                                                        0.655% of the next $2.5 billion
                                                                                   0.64% of the excess over $10 billion

Weingarten
                                   1.00% of the first $30 million                      0.695% of the first $250 million
                                   0.75% of the next $320 million                        0.67% of the next $250 million
                                 0.625% of the next $4.65 billion                       0.645% of the next $500 million
                                    0.60% of the next $5 billion*                        0.62% of the next $1.5 billion
                           0.575% of the excess over $10 billion*                       0.595% of the next $2.5 billion
                                                                                         0.57% of the next $2.5 billion
                                                                                        0.545% of the next $2.5 billion
                                                                                   0.52% of the excess over $10 billion

      * After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion."

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